Income Taxes - Summary of The Income Tax (Expense) Benefit (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
US loss	$ (284.9)	$ (97.9)
Foreign (loss) earnings	(20.8)	(21.4)
Loss from operations before income taxes	(305.7)	(119.3)
Current:
US Federal	0.0	0.0
US State and local	(0.2)	(0.2)
Foreign	(0.2)	(2.2)
Total current tax provision	(0.4)	(2.4)
Deferred:
US Federal	42.5	5.7
US State and local	4.9	(1.7)
Foreign	0.8	(5.1)
Total deferred tax benefit	(48.2)	1.1
Total income tax (expense) benefit	$ 47.8	$ (3.5)